Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table summarizes the classification and carrying values of the Company’s financial instruments at December 31, 2021 and 2020:

December 31, 2021	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets

Cash and cash equivalents	$—	$7,090	$—	$7,090
Receivables	—	40	—	40
Deposits	—	12	—	12

Total financial assets	$—	$7,142	$—	$7,142

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$101	$101
Lease liabilities	—	—	99	99
Loan payable	—	—	10,262	10,262

Total financial liabilities	$—	$—	$10,462	$10,462

December 31, 2020	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total
Financial assets

Cash and cash equivalents	$—	$7,260	$—	$7,260
Receivables	—	28	—	28
Deposits	—	12	—	12

Total financial assets	$—	$7,300	$—	$7,300

Financial liabilities
Accounts payable and accrued liabilities	$—	$—	$124	$124
Lease liabilities	—	—	208	208
Loan payable	—	—	9,615	9,615

Total financial liabilities	$—	$—	$9,947	$9,947

Schedule Of Detailed Informatiion Of Foreign Exchange Risk
The Company is exposed to foreign exchange risk through the following assets and liabilities:

	December 31, 2021	December 31, 2020

Cash and cash equivalents	$7,090	$7,260
Accounts payable and accrued liabilities	(101)	(124)

	$6,989	$7,136